Reportable Segments (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012		Apr. 30, 2011
Assets:
Total Assets	$ 9,031.8	$ 9,115.2		$ 8,324.6
Long-lived assets (excluding goodwill and other intangible assets):
Total net sales	5,897.7	5,525.8		4,825.7
Total long-lived assets (excluding goodwill and other intangible assets)	1,294.3	1,230.1		934.8
Domestic [Member]
Net sales:
Domestic	5,355.9	5,014.7		4,358.1
Assets:
Total Assets	8,585.4	8,683.5	[1]	7,912.3
Long-lived assets (excluding goodwill and other intangible assets):
Domestic	1,234.7	1,164.8		886.0
CANADA [Member]
Net sales:
Total international	459.5	447.0		409.7
Assets:
Total Assets	396.3	386.0		406.6
Long-lived assets (excluding goodwill and other intangible assets):
Total international	20.6	28.1		48.1
All other international [Member]
Net sales:
Total international	82.3	64.1		57.9
Assets:
Total Assets	50.1	45.7	[1]	5.7
Long-lived assets (excluding goodwill and other intangible assets):
Total international	39.0	37.2		0.7
Total international [Member]
Net sales:
Total international	541.8	511.1		467.6
Assets:
Total Assets	446.4	431.7		412.3
Long-lived assets (excluding goodwill and other intangible assets):
Total international	$ 59.6	$ 65.3		$ 48.8

[1]	Amounts in 2012, previously recognized in domestic, were adjusted to reflect the Seamild equity investment as all other international. See Note 3: Equity Method Investment for additional information.